Inventory	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Inventory Disclosure [Abstract]
Inventory	Note 3 — Inventory Inventory consists of the following:
	December 31,	September 30,
	2025	2025

Raw materials	$836	$999
Finished goods	333	436
Total inventory	$1,169	$1,435
Note 5 — Inventory Inventory consists of the following:
	September 30,
	2025	2024

Raw materials	$999	$1,550
Finished goods	436	175
Total inventory	$1,435	$1,725